FAIR VALUE MEASUREMENTS (Details) - USD ($)	Nov. 30, 2024	Nov. 30, 2023
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 3,186,602	$ 30,604,459